Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory [Abstract]
Supplies and consumables	$ 24,270	$ 23,043
Stockpiles	5,624	2,125
Work in progress	917	1,234
Finished goods	11,443	4,553
Inventories	$ 42,254	$ 30,955